Accounts receivable - Schedule of other receivables (Details) - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of provision matrix [line items]
Accounts receivable	$ 1.5	$ 4.1
Current receivables from taxes other than income tax	3.7	0.4
Other Current Accrued Receivables	4.1	0.6
Other receivables	7.8	1.0
Current
Disclosure of provision matrix [line items]
Accounts receivable	0.3	3.2
1-30 days
Disclosure of provision matrix [line items]
Accounts receivable	0.6	0.3
31-60 days
Disclosure of provision matrix [line items]
Accounts receivable	0.3	0.1
61-90 days
Disclosure of provision matrix [line items]
Accounts receivable	0.1	0.0
91 days and over
Disclosure of provision matrix [line items]
Accounts receivable	$ 0.2	$ 0.5